Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Zero Point Zero Nine [Member] Retained Earnings [Member]	Zero Point Zero Nine [Member]	Zero Point Three Two [Member] Retained Earnings [Member]	Zero Point Three Two [Member]	Zero Point Two Three [Member] Retained Earnings [Member]	Zero Point Two Three [Member]	Zero Point One Seven [Member] Retained Earnings [Member]	Zero Point One Seven [Member]	Zero Point One Five [Member] Retained Earnings [Member]	Zero Point One Five [Member]	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2008											$ 40	$ 52,106	$ 26,309	$ (105)	$ 78,350
Balance, shares at Dec. 31, 2008											17,306,783
Changes during period
Vesting of RSU's, shares											19,933
Stock based compensation												415			415
Dividend			(5,538)	(5,538)			(2,942)	(2,942)
Comprehensive - income:
Other comprehensive gain/ loss -unrealized change in investment securities, net of deferred tax benefit/ expense														80	80
Net income													11,578		11,578
Total comprehensive income													11,578	80	11,658
Balance at Dec. 31, 2009											40	52,521	29,407	(25)	81,943
Balance, shares at Dec. 31, 2009											17,326,716
Changes during period
Vesting of RSU's, shares											19,845
Stock based compensation												372			372
Dividend					(3,963)	(3,963)			(2,599)	(2,599)
Comprehensive - income:
Other comprehensive gain/ loss -unrealized change in investment securities, net of deferred tax benefit/ expense														(75)	(75)
Other comprehensive income -reclassification adjustments for gains/ loss of marketable securities, net of tax effect, reclassified into income														24	24
Net income													8,710		8,710
Total comprehensive income													8,710	(51)	8,659
Balance at Dec. 31, 2010											40	52,893	31,555	(76)	84,412
Balance, shares at Dec. 31, 2010											17,346,561
Changes during period
Stock based compensation												117			117
Dividend	(1,561)	(1,561)							(2,602)	(2,602)
Comprehensive - income:
Other comprehensive gain/ loss -unrealized change in investment securities, net of deferred tax benefit/ expense														(40)	(40)
Other comprehensive income -reclassification adjustments for gains/ loss of marketable securities, net of tax effect, reclassified into income														46	46
Net income													4,335		4,335
Total comprehensive income													4,335	6	4,341
Balance at Dec. 31, 2011											$ 40	$ 53,010	$ 31,727	$ (70)	$ 84,707
Balance, shares at Dec. 31, 2011											17,346,561